Label	Element	Value
Virtus KAR Equity Income Series
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus KAR Equity Income Series,

a series of Virtus Variable Insurance Trust

Supplement dated February 1, 2021 to the Summary Prospectus

and the Statutory Prospectus, each dated August 31, 2020

Important Notice to Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Equity Income Series
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section “Principal Investment Strategies” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus, the following is added after the first sentence:

“The Series may invest in issuers of securities that are traded on a non-U.S. exchange if the Series’ subadviser considers the issuer a U.S. company, including through depositary receipts.”

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the section “Principal Risks” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus, the following disclosure is added:

> Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investments in securities of foreign issuers.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.